                    SUPPLEMENT DATED OCTOBER 3, 2005 TO THE

          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS


                             DATED JANUARY 31, 2005

                     VAN KAMPEN GOVERNMENT SECURITIES FUND


                 AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005,

        JUNE 3, 2005, JUNE 6, 2005, JULY 13, 2005 AND SEPTEMBER 23, 2005

     The Prospectus is hereby supplemented as follows. Effective October 3, 2005, the caption and the first two paragraphs in the section entitled "OTHER GOVERNMENT RELATED SECURITIES" are hereby deleted and replaced with the following:

            OTHER MORTGAGE-RELATED OR GOVERNMENT-RELATED SECURITIES

     The Fund may invest up to 20% of its assets in privately issued mortgage-related securities and mortgage-backed securities not directly guaranteed by instrumentalities of the U.S. government (including privately issued CMOs and REMICs) (collectively, "Private Pass-Throughs") and/or in privately issued certificates representing stripped U.S. government or mortgage-related securities.

     The Fund may invest in Private Pass-Throughs only if such Private Pass-Throughs are rated at the time of purchase in the two highest grades by a nationally recognized statistical rating agency ("NRSRO") or if unrated, are considered by the Fund's investment adviser to be of comparable quality. The collateral underlying such Private Pass-Throughs may consist of securities issued or guaranteed by the U.S. government, it agencies or instrumentalities or other types of collateral such as cash or real estate.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                   GOVTSPT 10/05
                                                                     65082SPT-03

                        SUPPLEMENT DATED OCTOBER 3, 2005

                        TO THE CLASS I SHARES PROSPECTUS


                             DATED JANUARY 31, 2005

                     VAN KAMPEN GOVERNMENT SECURITIES FUND


                  AS PREVIOUSLY SUPPLEMENTED ON MAY 23, 2005,

               JUNE 3, 2005, JULY 13, 2005 AND SEPTEMBER 23, 2005

     The Prospectus is hereby supplemented as follows. Effective October 3, 2005, the caption and the first two paragraphs in the section entitled "OTHER GOVERNMENT RELATED SECURITIES" are hereby deleted and replaced with the following:

            OTHER MORTGAGE-RELATED OR GOVERNMENT RELATED SECURITIES

     The Fund may invest up to 20% of its assets in privately issued mortgage-related securities and mortgage-backed securities not directly guaranteed by instrumentalities of the U.S. government (including privately issued CMOs and REMICs) (collectively, "Private Pass-Throughs") and/or in privately issued certificates representing stripped U.S. government or mortgage-related securities.

     The Fund may invest in Private Pass-Throughs only if such Private Pass-Throughs are rated at the time of purchase in the two highest grades by a nationally recognized statistical rating agency ("NRSRO") or if unrated, are considered by the Fund's investment adviser to be of comparable quality. The collateral underlying such Private Pass-Throughs may consist of securities issued or guaranteed by the U.S. government, it agencies or instrumentalities or other types of collateral such as cash or real estate.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                  GOVTSPTI 10/05